Shareholders' equity - Conditional capital (Details) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
	May 12, 2011 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) Options € / shares	Dec. 31, 2021 EUR (€) Options € / shares	Dec. 31, 2020 EUR (€) Options
Shareholders' equity
Nominal value per share | € / shares		€ 1.00	€ 1.00
Outstanding number of options		2,471,116	3,013,309	3,201,000
Outstanding options weighted average remaining contractual life		6 months 29 days	1 year 4 months 28 days
Exercised		409,000	128,000
Increase in capital stock from exercise of stock options | €		€ 20,405	€ 5,590	€ 12,711
2011 SOP
Shareholders' equity
Conditional increase in capital | €	€ 12,000
Conditional increase in capital (in shares) | shares	12
Nominal value per share | € / shares	€ 1.00
Outstanding number of options		2,471,116
Outstanding options weighted average remaining contractual life		6 months 29 days
Exercised		409,110
Conditional capital | €		€ 8,957
Conditional Capital Plan
Shareholders' equity
Exercised		409,110	127,769
Increase in capital stock from exercise of stock options | €		€ 409	€ 127